SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Income taxes paid, net of refunds	$ 523,263	$ 640,784	$ 431,148
Interest paid	$ 618,865	$ 603,486	$ 350,075